FAIR VALUE MEASUREMENT - Fair value of derivative instruments on the consolidated balance sheets (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 27,716	$ 8,331
Total derivatives liability	9,625	52,586
Derivative assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	10,632	1,924
Derivative assets - current | Interest rate swaption
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset		4,335
Derivative assets - current | Commodity hedge
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	1,638
Derivative assets - non-current | Commodity hedge
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	2,592	2,072
Derivative assets - non-current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	12,854
Derivative liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	3,496	5,775
Derivative liabilities - current | Warrants
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	711	25,265
Derivative liabilities - current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 5,418	4,188
Derivative liabilities - non-current | Interest rate swap
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability		$ 17,358